Contents of Significant Accounts - Movement of Deferred Tax (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ 3,788,906	$ 2,624,599
Amounts recognized in profit or loss during the period	(34,251)	1,109,572
Amounts recognized in other comprehensive income	(386,482)	55,219	$ 166,561
Amounts recognized in equity	(57,554)	227	1,608
Exchange adjustments	(9,570)	(711)
Ending Balance	4,816,287	3,788,906	2,624,599
Increase (decrease) due to changes in accounting policy [member]
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	1,515,238	0
Ending Balance		1,515,238	0
Adjusted balance at January 1 after the impact of retroactive applications [member]
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ 5,304,144	2,624,599
Ending Balance		$ 5,304,144	$ 2,624,599